Provisions	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Provisions
26.	Provisions

(1)	Provisions as of December 31, 2023 and 2024 are as follows:

		2023		2024
		Current	Non-current	Current	Non-current

		In millions of won
Employment benefits
Provisions for employment benefits	￦	999,691	—	1,093,625	—
Litigation
Litigation provisions		5,299	171,719	9,350	479,071
Decommissioning cost
Nuclear plants		81,684	21,565,203	79,501	23,192,872
Spent fuel		940,585	1,985,149	799,384	2,124,361
Radioactive waste		67,572	1,840,513	84,485	1,677,306
PCBs		—	57,944	—	39,389
Other recovery provisions		—	36,082	—	50,407
Others
Power plant regional support program		130,034	—	130,256	—
Transmission regional support program (*)		256,006	—	302,631	—
Provisions for financial guarantee		25,534	24,458	26,440	4,484
Provisions for RPS		36,074	—	—	—
Provisions for greenhouse gas emissions obligations		18,672	—	156,463	—
Others		92,974	199,976	111,836	269,144

	￦	2,654,125	25,881,044	2,793,971	27,837,034

(*)
The Company recognized ￦38,997 million and ￦46,444 million as of December 31, 2023 and 2024, respectively, as a third-party
reimbursement asset in relation to the provisions on the transmission regional support programs.

(2)	Changes in provisions for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance

		In millions of won
Employment benefits
Provisions for employment benefits	￦	1,045,058	834,102	(877,933)	(1,536)	—	999,691
Litigation
Litigation provisions		181,179	151,189	(67,478)	(87,872)	—	177,018
Decommissioning cost
Nuclear plants		23,035,427	572,379	(62,035)	(1,898,935)	51	21,646,887
Spent fuel		1,426,918	1,877,827	(379,011)	—	—	2,925,734
Radioactive waste		1,990,007	89,054	(86,823)	(84,153)	—	1,908,085
PCBs		88,359	1,699	(17,100)	(15,014)	—	57,944
Other recovery provisions		32,770	1,319	(432)	—	2,425	36,082
Others
Power plant regional support program		144,504	51,814	(66,284)	—	—	130,034
Transmission regional support program		239,235	177,520	(160,749)	—	—	256,006
Provisions for financial guarantee		67,240	10,215	(25,174)	(2,251)	(38)	49,992
Provisions for RPS		24,339	620,855	(609,120)	—	—	36,074
Provisions for greenhouse gas emissions obligations		298,876	77,207	(298,859)	(58,552)	—	18,672
Others		217,781	181,756	(101,601)	(3,816)	(1,170)	292,950

	￦	28,791,693	4,646,936	(2,752,599)	(2,152,129)	1,268	28,535,169

		2024
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance

		In millions of won
Employment benefits
Provisions for employment benefits	￦	999,691	1,226,957	(1,127,746)	(5,379)	102	1,093,625
Litigation
Litigation provisions		177,018	373,328	(26,040)	(35,885)	—	488,421
Decommissioning cost
Nuclear plants		21,646,887	1,692,508	(66,971)	—	(51)	23,272,373
Spent fuel		2,925,734	842,753	(463,388)	(381,354)	—	2,923,745
Radioactive waste		1,908,085	113,342	(56,907)	(202,729)	—	1,761,791
PCBs		57,944	7,049	(25,604)	—	—	39,389
Other recovery provisions		36,082	4,479	(879)	—	10,725	50,407
Others
Power plant regional support program		130,034	55,761	(55,539)	—	—	130,256
Transmission regional support program		256,006	202,882	(156,257)	—	—	302,631
Provisions for financial guarantee		49,992	11,347	(25,723)	(5,086)	394	30,924
Provisions for RPS		36,074	891,143	(862,039)	(65,178)	—	—
Provisions for greenhouse gas emissions obligations		18,672	164,438	(17,659)	(5,611)	(3,377)	156,463
Others		292,950	294,954	(126,693)	(2,441)	(77,790)	380,980

	￦	28,535,169	5,880,941	(3,011,445)	(703,663)	(69,997)	30,631,005

(3)	Greenhouse gas emissions rights and obligations:

(i)	Allowances received free of charge from the government for each planned period as of December 31, 2024 are as follows:

	3rd planned period
	2021	2022	2023	2024	2025	Total

	In ten thousands of tons(tCO2-eq)
Allowances received free of charge from the government	15,362	14,495	14,729	12,103	12,103	68,792

(ii)	Changes in greenhouse gas emissions rights for each of the two years in the period ended December 31, 2024 are as follows:

	3rd commitment period
	2022		2023		2024		2025		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount
			In ten thousands of tons(tCO2-eq), millions of won
Beginning (*)	14,704	192,005	14,204	18,785	8,088	12,884	8,065	12,292	45,061	235,966
Purchase (Sell)	1,315	135,040	707	67,506	73	14,839	—	—	2,095	217,385
Government Submission	(15,972)	(302,918)	(484)	(39,837)	—	—	—	—	(16,456)	(342,755)
Carry Forward (Borrowing)	(45)	(24,127)	(231)	(28,266)	568	79,430	—	—	292	27,037
ETC	(2)	—	—	6,940	—	(7,185)	—	(5,419)	(2)	(5,664)

Ending	—	—	14,196	25,128	8,729	99,968	8,065	6,873	30,990	131,969

(*)	Changes in emission rights due to allowances additionally allocated or cancelled are reflected.

	3rd commitment period
	2023		2024		2025		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount
	In ten thousands of tons(tCO2-eq), millions of won

Beginning (*)	14,829	25,128	11,952	99,968	9,288	6,873	36,069	131,969
Purchase (Sell)	1,536	135,837	1,674	174,991	—	—	3,210	310,828
Government Submission	(14,780)	(39,968)	(657)	(53,727)	—	—	(15,437)	(93,695)
Carry Forward (Borrowing)	(1,585)	(129,188)	1,043	44,430	828	128,417	286	43,659
ETC	—	8,191	—	(53,693)	—	244	—	(45,258)

Ending	—	—	14,012	211,969	10,116	135,534	24,128	347,503

(*)	Changes in emission rights due to allowances additionally allocated or cancelled are reflected.

(iii)	The Company does not have greenhouse gas emissions rights pledged as collateral as of December 31, 2024.

(iv)	The Company does not hold any greenhouse gas emissions rights prepared for generating a profit from short-term fluctuations in price as of December 31, 2024.

(v)	The estimated greenhouse gas emission of the Company for the year ended December 31, 2024 is 14,432 ten thousand tons.